Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Net deferred tax assets and liabilities [abstract]
Schedule of deferred tax assets and liabilities	As of December 31, 2025 and December 31, 2024, on a consolidated basis, the movement by nature of Net Deferred Tax Assets and Liabilities are as follows:

	As of December 31,
In thousands of USD	2024	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2025
Financial assets measured at fair value through OCI	944	—	(944)	—	—
Tax losses	1,885	(1,256)	—	324	953
Tax benefits	298	—	—	28	326
Leases	1,945	(53)	—	—	1,892
Deferred tax assets offset	(4,749)	2,228	—	(324)	(2,845)
Total Deferred tax assets	323	919	(944)	28	326

	As of December 31,
In thousands of USD	2024	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2025
Assets depreciation and amortization	(273)	119	—	—	(154)
Unrealized foreign exchange gains - P&L	(2,141)	2,404	—	(293)	(30)
Leases	(2,784)	220	—	—	(2,564)
Others	(91)	(132)	—	—	(223)
Deferred tax liabilities offset	4,749	(2,228)	—	324	2,845
Total Deferred tax liabilities	(540)	383	—	31	(126)

	As of December 31,
In thousands of USD	2023	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2024
Financial assets measured at fair value through OCI	2,058	—	(1,114)	—	944
Tax losses	7,464	(3,064)	—	(2,515)	1,885
Tax benefits	497	(199)	—	—	298
Leases	1,407	538	—	—	1,945
Deferred tax assets offset	(10,895)	3,631	—	2,515	(4,749)
Total Deferred tax assets	531	906	(1,114)	—	323

	As of December 31,
In thousands of USD	2023	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2024
Assets depreciation and amortization	(421)	148	—	—	(273)
Unrealized foreign exchange gains - P&L	(8,854)	4,234	—	2,479	(2,141)
Leases	(1,684)	(1,100)	—	—	(2,784)
Others	(140)	49	—	—	(91)
Deferred tax liabilities offset	10,895	(3,631)	—	(2,515)	4,749
Total Deferred tax liabilities	(204)	(300)	—	(36)	(540)